COMMON STOCK PURCHASE WARRANTS (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2025	Jul. 08, 2025	Nov. 01, 2024	Oct. 10, 2024	Jul. 08, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Reverse stock split			1 for 10 reverse stock split	1-for-10
ALTANINE, INC. [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued						2,500,000		2,500,000
Share price						$ 1.20		$ 1.20
Reverse stock split		3-for-1			3-for-1
Fair value adjustment of warrants	$ 1,700,000					$ 1,768,499	$ (44,687)	$ 1,724,722	$ (64,537)	$ (42,953)
ALTANINE, INC. [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issued pursuant to cashless exercise of warrants, shares	3,274,648							3,274,648
ALTANINE, INC. [Member] | Amended Warrant [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued						7,500,000		7,500,000
Share price						$ 0.40		$ 0.40